DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative contracts
Assets	$ 23	$ 61
Liabilities	(2,699)	(875)
Derivatives designated as hedging instruments:
Derivative contracts
Assets	23	41
Liabilities	(2,699)	(875)
Derivatives designated as hedging instruments: | Foreign currency forward contracts
Derivative contracts
Notional Amounts	27,603	34,244
Liabilities	(1,939)	(684)
Derivatives designated as hedging instruments: | Commodity futures contracts
Derivative contracts
Notional Amounts	5,422	5,601
Assets	23	41
Liabilities	(760)	(191)
Derivatives not designated as hedging instruments:
Derivative contracts
Assets		20
Derivatives not designated as hedging instruments: | Commodity futures contracts
Derivative contracts
Notional Amounts		321
Assets		$ 20